INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provisions for Income Taxes
The following table sets forth our provisions for income taxes for our continuing operations for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
Current income taxes	(Thousands of dollars)
Federal	$(9,531)	$41,246	$35,633
State	1,812	1,798	1,706
Total current income taxes from continuing operations	(7,719)	43,044	37,339
Deferred income taxes
Federal	156,818	134,208	114,333
State	16,981	3,506	9,829
Total deferred income taxes from continuing operations	173,799	137,714	124,162
Total provision for income taxes from continuing operations	166,080	180,758	161,501
Discontinued operations	(2,698)	43,186	65,802
Total provision for income taxes	$163,382	$223,944	$227,303

Reconciliation of Income Tax Provision
The following table is a reconciliation of our income tax provision from continuing operations for the periods indicated:

	Years Ended December 31,
	2013	2012	2011
	(Thousands of dollars)
Income from continuing operations before income taxes	$755,170	$858,506	$806,410
Less: Net income attributable to noncontrolling interest	310,428	382,911	399,150
Income from continuing operations attributable to ONEOK before income taxes	444,742	475,595	407,260
Federal statutory income tax rate	35%	35%	35%
Provision for federal income taxes	155,660	166,458	142,541
State income taxes, net of federal tax benefit	12,102	7,908	13,860
Other, net	(1,682)	6,392	5,100
Income tax provision from continuing operations	$166,080	$180,758	$161,501

Schedule of Deferred Tax Assets and Liabilities
The following table sets forth the tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities for our continuing operations for the periods indicated:

	December 31, 2013	December 31, 2012
Deferred tax assets	(Thousands of dollars)
Employee benefits and other accrued liabilities	$26,161	$21,518
Federal net operating loss	12,484	—
State net operating loss and benefits	38,322	31,990
Other comprehensive income	74,847	138,826
Other	7,582	5,979
Total deferred tax assets	159,396	198,313
Deferred tax liabilities
Excess of tax over book depreciation and depletion	60,725	77,980
Investment in partnerships	1,217,605	969,347
Regulatory assets	2,625	3,565
Total deferred tax liabilities	1,280,955	1,050,892
Net deferred tax liabilities	$1,121,559	$852,579